Fees Summary	May 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,167,760.50
Previously Paid Amount	0.00
Total Fee Amount	575.57
Total Offset Amount	0.00
Net Fee	$ 575.57